Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 640,394	¥ 614,246	¥ 557,073
Provision of allowance for credit losses	19,478	52,994	57,423
Receivables written off for the year	(17,086)	(26,846)	(250)
Balance at the end of the year	¥ 642,786	¥ 640,394	¥ 614,246